Financial instruments	6 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.

The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the most subjective input.

Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.

Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala (ILG) to sell the remaining 50% equity stake in Rum Creations & Products Inc, the owner of the Zacapa rum brand, to Diageo. The liability is fair valued and as at 31 December 2020 an amount of £148 million (30 June 2020 - £167 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2020 because it is unknown when or if ILG will exercise the option the liability is measured as if the exercise date is on the last day of the current financial year considering forecast future performance. The option is sensitive to reasonably possible changes in assumptions. If the option were to be exercised as at 30 June 2022, the fair value of the liability would decrease by approximately £12 million.

Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to £380 million linked to certain performance targets which are expected to be paid over the next 10 years.

There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2020.

The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2020	30 June 2020	31 December 2019
	£ million	£ million	£ million
Derivative assets	489	758	379
Derivative liabilities	(150)	(145)	(228)
Valuation techniques based on observable market input (Level 2)	339	613	151
Financial assets - other	122	116	96
Financial liabilities - other	(481)	(416)	(386)
Valuation techniques based on unobservable market input (Level 3)	(359)	(300)	(290)

In the six months ended 31 December 2020, the increase in financial assets - other of £6 million is principally due to additions. In the six months ended 31 December 2019, the increase in financial assets - other of £10 million was mainly due to additions.
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(i)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2020	Six months ended 31 December 2020	Six months ended 31 December 2019	Six months ended 31 December 2019
	£ million	£ million	£ million	£ million
At the beginning of the period	(167)	(249)	(174)	(227)
Net gains/(losses) included in the income statement	2	(17)	(1)	(9)
Net gains included in exchange in other comprehensive income	15	27	6	8
Net gains/(losses) included in retained earnings	1	—	(1)	—
Additions	—	(181)	—	(42)
Settlement of liabilities	1	87	5	49
At the end of the period	(148)	(333)	(165)	(221)

(i)    Included in the balance at 31 December 2020 is £80 million in respect of the acquisition of Casamigos (31 December 2019 - £150 million), and £172 million in respect of the acquisition of Aviation Gin.

There were no transfers between levels during the first half of the year ending 30 June 2021 and the year ended 30 June 2020.
The carrying amount of the group’s financial assets and liabilities are generally the same as their fair value apart from borrowings. At 31 December 2020 the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was £16,751 million and the carrying value was £15,277 million (30 June 2020 – £18,175 million and £16,785 million, respectively).